UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2017 to December 31, 2017

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to December 31, 2017.

Date of Report (Date of earliest event reported):
February 13, 2018

Bridgecrest Acceptance Corporation1
(Exact name of securitizer as specified in its charter)

333-169730	0001493927
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jon D. Ehlinger, Esq., General Counsel, (602) 852-6600

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

[1]	Bridgecrest Acceptance Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it (and its predecessor in interest, DT Acceptance Corporation) and outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated entities: DT Receivables Company 14-2, LLC, DT Receivables Company 14-3, LLC, DT Receivables Company 15-1, LLC, DT Receivables Company 15-2, LLC, DT Receivables Company 15-3, LLC, DT Receivables Company 15-4, LLC, DT Receivables Company 16-1, LLC, DT Receivables Company 16-2, LLC, DT Receivables Company 16-3, LLC, DT Receivables Company 16-4, LLC, DT Receivables Company 17-1, LLC, DT Receivables Company 17-2, LLC, DT Receivables Company 17-3, LLC and DT Receivables Company 17-4, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bridgecrest Acceptance Corporation

(Securitizer)

By: /s/ Paul Kaplan
Name:  Paul Kaplan
Title:    President

Date: February 13, 2017